ROBERTSON STEPHENS MUTUAL FUNDS
The Value + Growth Fund
Second-Quarter Report
June 30, 1997


VALUE + GROWTH

The Value + Growth Fund SECOND-QUARTER REPORT

FUND PHILOSOPHY

The Robertson Stephens Value + Growth Fund seeks capital appreciation by investing in companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering above-average growth potential. The Fund seeks to identify specific business sectors poised to benefit from major changes in the marketplace and societal trends. Within these sectors, the Fund conducts bottom-up research, looking for well-managed companies that have low-multiple valuations relative to their peers and are poised to leverage growth opportunities.

CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance - Class A Shares  6
Portfolio Summary  7
Fund Performance - Class C Shares  8
Schedule of Investments  9
Statement of Assets and Liabilities  11
Statement of Operations  12
Statement of Changes in Net Assets  13
Financial Highlights - Class A Shares  14
Financial Highlights - Class C Shares  15
Notes to Financial Statements  16
Administration  20

FUND HIGHLIGHTS

FIRST HALF
In the first part of the second quarter, the equity market proved challenging for investors.

GOING FORWARD
We believe 1997's second half will prove to be an even better equity market environment than its first half.

DEMOGRAPHIC FORCES
Strong demographic changes will take place within certain age brackets during the remainder of the 1990s and the first decade of the twenty-first century.

ACQUISITION
During the quarter, BankAmerica agreed to acquire Robertson Stephens. The deal is subject to regulatory and other approvals, and it is expected to be completed as early as September 30, 1997.

[PHOTO]

FUND MANAGER
RONALD E. ELIJAH
Portfolio Manager
Value + Growth Fund

DEAR SHAREHOLDER:

The Value + Growth Fund's (Class A shares) performance for the second calendar quarter of 1997 was up 16.36% compared to 17.40% for the S&P 500 Index. For the first six months of 1997, the Fund was up a total of 13.66% compared to 20.54% for the S&P 500. For the period from May 28, 1997 (Commencement of Operations) to June 30, 1997, the Fund's Class C shares had a return of (1.94)%.

FIRST HALF
In the first part of the second quarter, the equity market proved challenging for investors. The market was stressful from March through April as interest rate worries peaked. Now that 1997's first half has concluded, we should focus on the year's second half and what I believe are some excellent investment trends in place for not only the remainder of the year, but also for many years to follow.

GOING FORWARD
First, I believe 1997's second half will prove to be an even better equity market environment than its first half. I think we will see a subsiding of the market's inflationary worries with relatively low long-term interest rates and a continuation of corporate earnings

"I BELIEVE 1997'S SECOND HALF WILL PROVE TO BE AN EVEN
BETTER EQUITY MARKET ENVIRONMENT THAN ITS FIRST HALF."

improvement, even though the continuing economic growth rate should remain modest by past standards. I believe this high-multiple equity market, relative to current interest rates, still represents fair but not overpriced value for investors -- even though its absolute valuations based on price-to-earnings and price-to-book measures and its dividend yield are at the upper ends of their respective historical ranges. I believe as long as short- and long-term interest rates remain near present levels, the equity market should continue to offer investors opportunities for adequate investment returns. I also believe the key driver for today's equity market is the continuation of the country's modest economic growth. A modest growth rate should contain inflationary pressures and also hold down interest rates.

I will be keeping a watchful eye for changes to my outlook of modest growth, contained inflation, and low interest rates. Should any of my basic outlook change, I will adjust the portfolio accordingly. Otherwise, I look forward to a good investment climate during the second half of 1997 and into 1998.

DEMOGRAPHIC FORCES
Our portfolio is focused on investment themes that I feel are right for today, the remainder of the decade, and into the next century. Strong demographic changes will take place within certain age brackets during the remainder of the 1990s and the first decades of the twenty-first century. The 40-65 age group will experience the greatest growth. I have three sub-themes in the portfolio that are the result of these expected demographic changes:

THEMES

-Adults between the ages of 35 and 55 enter their peak earning years, start or have growing families, and begin to focus on family financial needs and retirement. These years are an individual's financial planning years. As a result, financial management becomes paramount to people for financial assurance and help meeting retirement needs. The 1990s will prove a financial services decade; therefore, the Fund is invested in bank and specialty finance companies.

-The aging of the population is well documented. Within the different age groups, individuals 40 years and older will experience their greatest growth over the next few decades. Health care expenditures increase as one ages, accelerating most rapidly after the age of 40. The aging of this population presents excellent investment opportunities in the health care and drug industries.

-The underutilization of the semiconductor industry's production capacity that plagued the industry during 1996 seems to be drawing to an end. During late

[PHOTO]
INVESTMENT MANAGEMENT

1994 and 1995, too much money went into building too much semiconductor fabrication capacity. The good news was that capacity was put into place. The bad news was that there was not enough demand to sustain the glut of worldwide capacity that resulted and prevented manufacturers from making an acceptable return. However, poor investment returns discouraged capacity addition. With demand continuing to grow, the industry has moved into equilibrium, with capacity shortages a real possibility in the near future. As a result, the semiconductor industry's profitability is firming and appears ready for a dramatic turn upward.

These three major investment themes continue to account for a significant portion of our portfolio (more than 55% at the close of the first half). Overall, at quarter-end our industry allocations across the board remained close to those at the end of the first quarter. I continue to monitor all of our investment themes, along with the United States' economic health and the global economy. I also continue to look for new trends that could lead to additional investment themes.

"THE AGING OF THE [40-PLUS] POPULATION PRESENTS EXCELLENT INVESTMENT OPPORTUNITIES IN THE HEALTH CARE AND DRUG INDUSTRIES."

In conclusion, as always, I will continue to employ a low-multiple investment approach toward growth investing. I look forward to the second half of 1997 and to the challenge of delivering returns in excess of the general market.

Sincerely,


/s/ Ronald E. Elijah

RONALD E. ELIJAH
Portfolio Manager
August 6, 1997

TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR PORTFOLIO MANAGER HOTLINE AT 1-800-766-3863.

FUND PERFORMANCE - CLASS A SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens Value + Growth Fund and the S&P 500 Index(1) IF INVESTED ON MAY 12, 1992(2)

[GRAPH]


CUMULATIVE TOTAL RETURNS

                                                                       VALUE + GROWTH             S&P 500
FOR THE PERIOD ENDED 6/30/97                                                     FUND                INDEX(1)
---------------------------------------------------------------------------------------------------------
Since inception (5/12/92)(2)                                                   204.83%             142.53%
---------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

                                                                       VALUE + GROWTH             S&P 500
FOR THE PERIOD ENDED 6/30/97                                                    FUND                INDEX(1)
---------------------------------------------------------------------------------------------------------
One year                                                                        30.11%              34.72%
---------------------------------------------------------------------------------------------------------
Three years                                                                     31.93%              28.83%
---------------------------------------------------------------------------------------------------------
Five years                                                                      25.47%              19.76%
---------------------------------------------------------------------------------------------------------
Since inception (5/12/92)(2)                                                    24.23%              18.82%
---------------------------------------------------------------------------------------------------------


(1) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index itself.

(2) Date that the Fund's Class A shares were first offered to the public.

Investors should realize that all performance data presented is based upon past performance during limited periods of time, and past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

Investing in smaller companies may involve risks such as less publicly available information than larger companies, volatility, and illiquidity. Short selling is the sale of a borrowed security and may involve the risk that the price of the security may increase between the date it is sold and the date the fund must replace the borrowed security. Options and futures involve the risk that their value may not be perfectly correlated to that of the underlying index or security.

PORTFOLIO SUMMARY
AS OF JUNE 30, 1997

[CHART]

Aerospace 1.3%
Network Systems 5.0%
Computer Hardware/Components 7.4%
Telecommunications Equipment/Services 7.6%
Consumer/Specialty Retail 8.2%
Health/Medical 16.5%
Semiconductors 20.0%
Computer Software 17.2%
Financial 16.8%

TOP TEN HOLDINGS

1.
APPLIED MATERIALS, INC. (3.83%)
Develops, manufactures, sells, and services semiconductor wafer fabrication equipment worldwide.

2.
COMPAQ COMPUTER CORPORATION (3.36%)
Designs, develops, manufactures,
and markets personal computers for professional users and consumers.

3.
MERCK & CO., INC. (3.35%)
Develops a wide variety of pharmaceutical products for humans, animals, and plants. Also manages pharmacy benefits and provides disease management programs.

4.
3COM CORPORATION (3.10%)
World's number-one maker of hardware that enables computers to communicate with each other across networks.

5.
DELL COMPUTER (3.00%)
Produces and sells personal computers. Also sells third-party software and peripherals.

6.
MOTOROLA, INC. (2.97%)
Provides wireless communications, semiconductors, and advanced electronic systems, components, and services.

7.
UNITED HEALTHCARE CORPORATION (2.96%)
Owns and manages health maintenance organizations (HMOs) and provides specialty managed care services to individuals through employers, employee groups, insurers, and HMO operators.

8.
HBO & COMPANY (2.89%)
Sells information systems and technology to health care institutions.

9.
XILINX, INC. (2.86%)
Supplies logic products (off-the-shelf integrated circuits) that can be programmed by the user to perform the exact logic function desired.

10.
ORACLE CORPORATION (2.83%)
Supplies software for information management.

FUND PERFORMANCE - CLASS C SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens Value + Growth Fund and the S&P 500 Index(1) IF INVESTED ON MAY 28, 1997(2)

[GRAPH]

CUMULATIVE TOTAL RETURNS

                                                                       VALUE + GROWTH      VALUE + GROWTH             S&P 500
FOR THE PERIOD ENDED 6/30/97                                                     FUND                FUND(3)            INDEX(1)
--------------------------------------------------------------------------------------------------------------------------------
Since inception (5/28/97)(2)                                                    (0.94)%             (1.94)%              4.63%
--------------------------------------------------------------------------------------------------------------------------------


(1) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500
    Index") is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index itself.

(2) Date that the Fund's Class C shares were first sold to the public.

(3) Reflects the contingent deferred sales charge imposed on redemptions within the first year of purchasing shares.

Investors should realize that all performance data presented is based upon past performance during limited periods of time, and past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

Investing in smaller companies may involve risks such as less publicly available information than larger companies, volatility, and illiquidity. Short selling is the sale of a borrowed security and may involve the risk that the price of the security may increase between the date it is sold and the date the fund must replace the borrowed security. Options and futures involve the risk that their value may not be perfectly correlated to that of the underlying index or security.

SCHEDULE OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.3%
BE Aerospace, Inc.(1)                                                                             300,000        $  9,487,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,487,500
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 7.5%
BankBoston Corporation                                                                            196,800          14,181,900
Chase Manhattan Corporation                                                                       100,000           9,706,250
First Chicago NBD Corporation                                                                     145,000           8,772,500
NationsBank Corporation                                                                           200,000          12,900,000
State Street Corporation                                                                          175,000           8,093,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   53,654,400
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER  HARDWARE/COMPONENTS - 7.4%
Adaptec, Inc.(1)                                                                                  200,000           6,950,000
Compaq Computer Corporation(1)                                                                    241,033          23,922,525
Dell Computer Corporation(1)                                                                      182,000          21,373,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   52,246,150
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 17.2%
BMC Software, Inc.(1)                                                                             295,000          16,335,625
Computer Sciences Corporation(1)                                                                  150,000          10,818,750
Compuware Corporation(1)                                                                          281,000          13,417,750
Electronic Arts, Inc.(1)                                                                          375,000          12,609,375
HBO & Company                                                                                     298,000          20,524,750
Oracle Corporation(1)                                                                             400,000          20,150,000
Parametric Technology Corporation(1)                                                              372,028          15,834,442
Synopsys, Inc.(1)                                                                                 352,000          12,936,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  122,626,692
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 8.2%
CompUSA, Inc.(1)                                                                                  680,000          14,620,000
InaCom Corporation(1)                                                                             300,000           9,337,500
Prime Hospitality Corporation(1)                                                                  380,000           7,505,000
Ross Stores, Inc.                                                                                 340,000          11,113,750
Walgreen Co.                                                                                      130,000           6,971,250
Williams-Sonoma, Inc.(1)                                                                          200,000           8,550,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   58,097,500
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES/INVESTMENT MANAGEMENT -9.3%
Aetna, Inc.                                                                                        80,000           8,190,000
Franklin Resources, Inc.                                                                          134,000           9,723,375
Household International, Inc.                                                                     130,000          15,266,875
MBNA Corporation                                                                                  379,050          13,882,706
Merrill Lynch and Company, Inc.                                                                   319,538          19,052,453
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   66,115,409
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    >
HEALTH MAINTENANCE ORGANIZATIONS/HOSPITALS - 6.8%
Columbia/HCA Healthcare Corporation                                                               242,250        $  9,523,453
Oxford Health Plans, Inc.(1)                                                                      250,000          17,937,500
United Healthcare Corporation                                                                     405,000          21,060,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   48,520,953
-----------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 5.0%
Cisco Systems, Inc.(1)                                                                            200,000          13,425,000
3Com Corporation(1)                                                                               490,000          22,050,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   35,475,000
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.7%
Cardinal Health, Inc.                                                                              78,500           4,494,125
Eli Lilly & Company                                                                               159,000          17,380,688
McKesson Corporation                                                                               80,000           6,200,000
Merck & Co., Inc.                                                                                 230,000          23,805,000
Pfizer, Inc.                                                                                      142,000          16,969,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   68,848,813
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS/EQUIPMENT - 20.0%
Altera Corporation(1)                                                                             300,000          15,150,000
Applied Materials, Inc.(1)                                                                        385,000          27,262,813
Intel Corporation                                                                                 131,000          18,577,438
LSI Logic Corporation(1)                                                                          194,029           6,208,928
Micron Technology, Inc.                                                                           468,357          18,705,008
National Semiconductor Corporation(1)                                                             200,000           6,125,000
Teradyne, Inc.(1)                                                                                 400,000          15,700,000
Texas Instruments, Inc.                                                                           169,000          14,206,562
Xilinx, Inc.(1)                                                                                   415,000          20,360,937
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  142,296,686
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT/SERVICES - 7.6%
Ericsson (L.M.) Telephone Company, ADR(2)                                                         200,000           7,875,000
Motorola, Inc.                                                                                    278,000          21,128,000
Northern Telecom Ltd.                                                                             205,000          18,655,000
WorldCom, Inc.(1)                                                                                 200,000           6,400,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   54,058,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.00% (Cost $552,906,925)                                                                   711,427,103
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.0%)                                                                                        (3,160)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                                                                          $711,423,943
-----------------------------------------------------------------------------------------------------------------------------


(1)  Non-income-producing security.
(2)  ADR - American Depository Receipt.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES


JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $552,906,925)                                                                       $711,427,103
Receivable for investments sold                                                                                     5,639,983
Receivable for fund shares subscribed                                                                               1,928,612
Dividends receivable                                                                                                  345,406
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      719,341,104

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian bank                                                                                           5,263,662
Payable for fund shares redeemed                                                                                    1,563,240
Payable to adviser                                                                                                    549,533
Accrued expenses                                                                                                      394,853
Payable to distributor                                                                                                145,873
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   7,917,161
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $711,423,943

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   438,718,959
Accumulated undistributed net investment loss                                                                      (3,012,919)
Accumulated net realized gain from investments                                                                    117,197,725
Net unrealized appreciation on investments                                                                        158,520,178
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $711,423,943

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:
Net Asset Value, offering, and redemption price per share - Class A Shares                                       $      27.46
(Net assets of $711,354,653 applicable to 25,907,358 shares of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering, and redemption price per share - Class C Shares                                       $      27.45
(Net assets of  $69,290 applicable to 2,524 shares of beneficial interest outstanding with no par value)(1)
-----------------------------------------------------------------------------------------------------------------------------


(1) Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax withheld of $7,050)                                                                 $ 1,749,791
Interest                                                                                                               63,337
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             1,813,128

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            3,241,994
Distribution fees - Class A Shares                                                                                    810,495
Transfer agent fees                                                                                                   303,692
Shareholder reports                                                                                                   178,525
Custodian fees                                                                                                         86,155
Registration and filing fees                                                                                           85,613
Professional fees                                                                                                      56,640
Interest expense                                                                                                       49,878
Trustees' fees and expenses                                                                                            11,041
Insurance                                                                                                               2,003
Distribution fees - Class C Shares                                                                                          8
Shareholder servicing fees - Class C Shares                                                                                 3
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                      4,826,047

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                (3,012,919)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN /(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                107,920,644
Net change in unrealized depreciation on investments                                                             (22,093,661)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS                                                 85,826,983

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $82,814,064
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE             FOR THE
                                                                                         SIX MONTHS ENDED          YEAR ENDED
                                                                                 JUNE 30, 1997 (UNAUDITED)  DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $ (3,012,919)     $   (8,983,202)
Net realized gain from investments                                                            107,920,644          79,782,280
Net change in unrealized (depreciation)/appreciation on investments                           (22,093,661)            555,123
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           82,814,064          71,354,201

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income - Class A Shares                                                                  -                   -
Net investment income - Class C Shares(1)                                                               -                   -
Realized gain on investments - Class A Shares                                                           -         (43,728,491)
Realized gain on investments - Class C Shares(1)                                                        -                   -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                    -          (43,728,491)

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital share transactions                          (14,547,506)       (524,619,492)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                              (14,547,506)       (524,619,492)

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS                                                        68,266,558        (496,993,782)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           643,157,385       1,140,151,167
End of period                                                                                $711,423,943      $  643,157,385
-----------------------------------------------------------------------------------------------------------------------------



(1) Class C shares were first sold on May 28, 1997.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS A SHARES


                                                    FOR THE
                                                 SIX MONTHS     FOR THE       FOR THE      FOR THE     FOR THE        FOR THE
FOR A SHARE OUTSTANDING                       ENDED 6/30/97  YEAR ENDED    NINE MONTHS  YEAR ENDED  YEAR ENDED     YEAR ENDED
THROUGHOUT EACH PERIOD:                          (UNAUDITED)   12/31/96  ENDED 3/31/95     3/31/95     3/31/94        3/31/93(1)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   24.1     $  22.66     $    18.25     $  13.56     $ 11.94        $ 10.00
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                        (0.12)       (0.24)         (0.16)       (0.18)      (0.04)          0.12
Net realized gain and unrealized
       appreciation on investments                   3.42         3.47           4.57         5.07        1.99           1.88
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                     3.30         3.23           4.41         4.89        1.95           2.00

--------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                -            -              -            -       (0.03)         (0.06)
Distributions from realized gain on investments         -        (1.73)             -        (0.20)      (0.30)             -
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  27.46     $  24.16     $    22.66     $  18.25     $ 13.56        $ 11.94
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        13.66%       14.12%         24.16%       36.27%      16.32%         20.05%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                  711,355      643,157      1,140,151      428,903      44,500         17,833
Ratio of Expenses to Average Net Assets              1.49%        1.51%          1.45%        1.68%       1.55%(2)       1.33%(2)
Ratio of Net Investment (Loss)/Income to
       Average Net Assets                           (0.93)%      (1.06)%        (1.04)%      (1.09)%     (0.51)%(2)      1.26%(2)
Portfolio Turnover Rate                               110%         221%           104%         232%        250%           210%
Average Commission Rate Paid(3)                  $ 0.0583     $ 0.0574              -            -           -              -
--------------------------------------------------------------------------------------------------------------------------------


(1) Class A shares were first issued on April 21, 1992.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended March 31, 1994, and for the period ended March 31, 1993, would have been 2.35% and 2.71%, respectively, and the ratio of net investment loss to average net assets would have been (1.31)% and (0.12)%, respectively.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

    Ratios, except for total return and portfolio turnover rate, have been annualized.

    Per-share data with respect to Class A shares for each of the periods has been determined by using the average number of Class A shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the periods.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS C SHARES


                                                                                                  FOR THE
FOR A SHARE OUTSTANDING                                                                      PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                               6/30/971 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                              $ 27.71
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Net investment loss                                                                                 (0.01)
Net realized loss and unrealized depreciation on investments                                        (0.25)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                (0.26)

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                    $ 27.45
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        (0.94)%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                                                                  $    69
Ratio of Expenses to Average Net Assets                                                              2.24%
Ratio of Net Investment Loss to Average Net Assets                                                  (1.17)%
Portfolio Turnover Rate                                                                               110%
Average Commission Rate Paid(2)                                                                   $0.0583
---------------------------------------------------------------------------------------------------------


(1) Class C shares were first sold on May 28, 1997.

(2) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

    Ratios, except for total return and portfolio turnover rate, have been annualized.

    Total returns do not include the 1% contingent deferred sales charge.

    Per-share data with respect to class c shares has been determined by using the average number of class c shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Value + Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on May 12, 1992. Prior to the public offering, shares were offered in a private placement offering on April 21, 1992, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers twelve series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, The Robertson Stephens MicroCap Growth Fund and The Robertson Stephens Global Value Fund. The assets for each series are segregated and accounted for separately. The Trustees have authorized the issuance of two classes of shares of beneficial interest of the Fund, designated as Class A and C, respectively. The shares of each class represent an interest in the same portfolio of investments of the Fund. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class may bear expenses unique to that class (including, but not limited to, distribution expenses applicable to such class). Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund was liquidated. In addition, the Board of Trustees declares separate distributions of each class of shares. Each class votes as a class only with respect to its own distribution plan or other matters for which a class vote is required by law or determined by the Board of Trustees. Class C shares were first sold by the Fund on May 28, 1997. Class C shares are subject to a 1% contingent deferred sales charge if those shares are redeemed within one year of purchase.

NOTE 1   SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At June 30, 1997, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security. At June 30, 1997, no security of the Fund was valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the financial, health care, and technology sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b. REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:

The Fund intends to comply with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax will be made.

d. SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

e. INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f. DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g. CLASS ALLOCATIONS:

Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Transfer agent expenses, distribution/ shareholder service fees, and any other class specific expenses, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate applicable to each class.

h. CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2   CAPITAL SHARES:

a. TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value divided into two classes designated Class A and Class C. Transactions in capital shares for Class A for the six months ended June 30, 1997, and for the year ended December 31, 1996, and for Class C shares for the period from May 28, 1997 (Commencement of Operations) to June 30, 1997, were as follows:

Class A

1/1/97 - 6/30/97                                    SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                      8,066,411        $207,807,671
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                 8,066,411         207,807,671

------------------------------------------------------------------------------
Shares redeemed                                 (8,781,767)       (222,424,684)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net decrease                                      (715,356)       $(14,617,013)
------------------------------------------------------------------------------

1/1/96 - 12/31/96                                   SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                     19,608,006        $449,519,909
Shares reinvested                                1,720,903          42,523,699
------------------------------------------------------------------------------
                                                21,328,909         492,043,608

------------------------------------------------------------------------------
Shares redeemed                                (45,024,783)     (1,016,663,100)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net decrease                                   (23,695,874)      $(524,619,492)
------------------------------------------------------------------------------


Class C
5/28/97* - 6/30/97                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                          2,524       $      69,507
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                     2,524              69,507

------------------------------------------------------------------------------
Shares redeemed                                          -                   -
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                         2,524       $      69,507
------------------------------------------------------------------------------

* Class C shares were first sold on May 28, 1997.

NOTE 3   TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM") an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the Fund incurred investment advisory fees of $3,241,994. For the six months ended June 30, 1997, there was no expected reimbursement of advisory fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the six months ended June 30, 1997.

b. COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $11,041 for the six months ended June 30, 1997.

c. DISTRIBUTION FEES:

The Fund has entered into agreements with Robertson, Stephens & Company LLC ("RS & Co.") for distribution services with respect to its Class A and Class C shares and has adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, where continuance is reviewed annually by the Fund's Board of Trustees. Under these Plans, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's Class A and Class C shares. The distribution fees for Class A and Class C shares are calculated at an annual rate of 0.25% and 0.75%, respectively, based on the average daily net assets attributed to each class of shares, although the Class C Plan contemplates payments at a rate of up to 1.00% of the Fund's average net assets attributable to Class C shares. For the six months ended June 30, 1997, for Class A, and for the period from May 28, 1997 (Commencement of Operations) through June 30, 1997, for Class C, the Fund incurred distribution fees of $810,495 and $8, respectively.

d. SHAREHOLDER SERVICING FEE:

The Trust has adopted a Shareholder Servicing Plan for the Class C shares of each fund. Under the Plan, each fund pays fees to RS & Co. at an annual rate of up to 0.25% of the fund's average daily net assets of the Class C shares. The Plan contemplates that financial institutions will enter into shareholder service agreements with RS & Co. to provide administrative support services to their customers who are fund shareholders. In return for providing these support services, a financial institution may receive payments from RS & Co. at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each fund for which the financial institution is the financial institution of record. For the period from May 28, 1997 (Commencement of Operations) through June 30, 1997, for Class C shares, the Fund incurred shareholder services fees of $3.

e. BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the six months ended June 30, 1997, the Fund paid brokerage commissions of $90,786 to RS & Co., which represented 9.3% of total commissions paid during this period.

NOTE 4   INVESTMENTS:

a. TAX BASIS OF INVESTMENTS:

At June 30, 1997, the cost of investments purchased for federal income tax purposes was $552,906,925. Accumulated net unrealized appreciation on investments was $158,520,178, consisting of gross unrealized appreciation and depreciation of $163,360,390 and $(4,840,212), respectively.

b. INVESTMENT PURCHASES AND SALES:

For the six months ended June 30, 1997, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $719,329,912 and $738,174,792, respectively.

NOTE 5   MERGER:

On June 8, 1997, BankAmerica Corporation ("BankAmerica") entered into an Agreement and Plan of Merger with Robertson, Stephens & Company Group, L.L.C. and Robertson, Stephens & Company, Inc., pursuant to which each of those entities would be merged into a subsidiary of BankAmerica. Upon the consummation of those mergers (expected to occur as early as September 30, 1997), BankAmerica will become the owner of the entire beneficial interest in RSIM, L.P. and RSIM, Inc.

ADMINISTRATION

OFFICERS AND TRUSTEES
G. Randy Hecht, Trustee
    President, Chief Executive Officer
Leonard B. Auerbach, Trustee
    President and Chairman of Auerbach Associates, Inc.
John W. Glynn, Jr., Trustee
    Principal and Chairman of
    Glynn Capital Management
James K. Peterson, Trustee
    Former Director of the IBM Retirement Funds
John P. Rohal, Trustee
    Managing Director and Director of Research, Robertson, Stephens & Co. Terry R. Otton
    Chief Financial Officer
Dana K. Welch
    Secretary

INVESTMENT ADVISER
Robertson Stephens & Company
Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company LLC
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens Value + Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published August 29, 1997

Design: Broom & Broom, Inc., San Francisco
Photography: Jerry Orabona, Bill Zemanek

THE ROBERTSON STEPHENS MUTUAL FUNDS


In addition to THE VALUE + GROWTH FUND, Robertson Stephens offers the following mutual funds:


THE CONTRARIAN FUND-TM-
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET - Invests in attractively priced, growing companies worldwide that are out of favor or have not been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. Managed by Paul Stephens.

THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS - Invests primarily in publicly traded equities of developing countries, as well as in private placement emerging market equity securities. No load. Managed by Michael Hoffman.

THE DIVERSIFIED GROWTH FUND
FOCUSING ON SMALL- AND MID-CAP COMPANIES - Invests primarily in equity securities to create a portfolio broadly diversified over industries and companies. No load. Managed by John Wallace.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES - Invests primarily in common stocks of emerging growth companies
(predominantly technology, specialty retailing, and health care) with above-average growth potential. No load. Managed by Jim Callinan.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES - Invests in companies worldwide that are low-priced (stock prices no greater than $10 per share), have future growth potential, but are underappreciated or overlooked by other investors. No load. Managed by Hannah Sullivan.

THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON ATTRACTIVE HARD ASSET COMPANIES - Invests in equities of companies engaged in the discovery, development, production, or distribution of natural resources, such as energy, metals, and forest products. No load. Managed by Andy Pilara.

THE GLOBAL VALUE FUND
APPLYING A CASH FLOW VALUE METHODOLOGY WORLDWIDE - Uses a methodology that combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.

THE GROWTH & INCOME FUND
SEEKING HIGH GROWTH WHILE ATTEMPTING TO MANAGE RISK - Invests primarily in small- and mid-cap company stocks, as well as convertible bonds and preferred stocks. No load. Managed by John Wallace.

THE INFORMATION AGE FUND-TM-
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR - Invests in a wide range of technology companies with strong fundamentals, market advantage, and growth potential, including computer hardware and software, telecommunications, and multimedia. No load. Managed by Ron Elijah.

THE MICROCAP GROWTH FUND
FOCUSING ON COMPANIES WITH MARKET CAPS OF LESS THAN $250 MILLION - Invests primarily in "micro-cap" companies with the potential for long-term capital appreciation. No load. Managed by David Evans.

THE PARTNERS FUND
A SMALL-CAP FUND USING A VALUE METHODOLOGY - This methodology combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.


Please read the prospectus to learn about the Funds' objectives, investment policies, and the special risks associated with The Robertson Stephens Mutual Funds, including international investing, investing in smaller companies, investing in a more limited number of issuers and sectors or a particular sector, short selling, using options and futures, and investing in high-yielding, lower-quality debt securities.

ROBERTSON STEPHENS & COMPANY

BRINGING THE FUND MANAGER TO YOU

555 California Street, Suite 2600
San Francisco, California 94104

FUND NEWS & INFORMATION

ROBERTSON STEPHENS INVESTOR SERVICES

- Knowledgeable mutual fund representatives.

- Automated access to daily net asset values.

- Portfolio Manager Hotline, 24 hours a day.

1-800-766-3863

ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

FUNDS@RSCO.COM

[LOGO]

ROBERTSON STEPHENS
ON THE WEB

HTTP://WWW.RSIM.COM

ROBERTSON STEPHENS
ACCOUNTLINK

- Automated account information, 24 hours a day.

1-800-624-8025

FUND LISTINGS

The Fund is listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers as ValPlus under the heading Robertson Stephens. Its computer quotation symbol is RSVPX.

The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund, their other clients or for their own accounts, and may not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.